INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
INCOME TAXES [Abstract]
Schedule of Components of Income Tax Expense (Benefits)
Income tax benefit (taxes on income) are comprised as follows:

	Year ended December 31,
	2018	2017	2016

Deferred tax benefit (expense)	$(795)	$(1,130)	$1,989
Current taxes	(1,129)	(2,626)	(1,254)

	(1,924)	(3,756)	735

Domestic	(238)	(296)	(285)
Foreign	(1,686)	(3,460)	1,020

	(1,924)	(3,756)	735
Domestic taxes:
Current	(238)	(296)	(285)
Deferred	-	-	-

	(238)	(296)	(285)
Foreign taxes:
Current	(891)	(2,330)	(969)
Deferred	(795)	(1,130)	1,989

	(1,686)	(3,460)	1,020

Income tax benefit (taxes on income)	$(1,924)	$(3,756)	$735

Schedule of Income (Loss) from Continuing Operations Before Income Tax, Domestic and Foreign
Net income (loss) before taxes on income attributable to domestic and foreign operations are as follows:

	Year ended December 31,
	2018	2017	2016

Domestic	$1,414	$(9,758)	$(9,749)
Foreign	6,467	6,801	(1,679)

	$7,881	$(2,957)	$(11,428)

Schedule of Reconciliation Between The Theoretical Tax Expense And The Actual Tax Expense
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statement of operations is as follows:

	December 31,
	2018	2017	2016
Net income (loss) before taxes, as reported in the consolidated statements of operations	$7,881	$(2,957)	$(11,428)

Statutory Israeli tax rate	23.0%	24.0%	25.0%
Theoretical tax benefit (expense) on the above amount at the Israeli statutory tax rate	(1,813)	710	2,857
Income tax benefit (taxes on income) at a rate other than the Israeli statutory tax rate	(223)	(869)	236
Non-deductible expenses and other permanent differences	(279)	(668)	(526)
Losses and timing differences for which valuation allowance was provided	897	(2,186)	(1,615)
Impacts related to the Act (as defined below)	-	(543)	-
Other individually immaterial income tax items	(506)	(200)	(217)

Income tax benefit (taxes on income)	$(1,924)	$(3,756)	$735

Schedule of Deferred Tax Assets and Liabilities
Significant components of the Company's deferred tax liabilities and assets are as follows:

	December 31,
	2018	2017

Net operating loss carry forwards	$12,706	$13,793
Research and development expenses	3,471	2,751
Employee related accruals	514	502
Share-based compensation and other timing differences	974	1,201
Total deferred tax asset before valuation allowance	17,665	18,247
Less - valuation allowance	(16,663)	(16,967)

Deferred tax asset	1,002	1,280

Deferred tax liability- Deferred commissions costs	(1,352)	-
Deferred tax liability - Intangible assets and other	-	(71)

Deferred tax assets (liability), net	$(350)	$1,209

Domestic:	$-	$-

Foreign:	$(350)	$1,209

Summary of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions is as follows:

	December 31,
	2018	2017	2016

Opening balance	$254	$390	$191
Additions for prior years' tax position	-	-	103
Additions related to the current year	141	46	96
Settlements with tax authorities	-	(182)	-

Closing balance	$395	$254	$390

Included in accrued expenses and other current liabilities	$-	$-	$182

Included in other long term liabilities	$395	$254	$208